Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Impairment charges related to fixed assets		$ 0.9	$ 3.2	$ 1.0	$ 7.8
Assets held for sale	$ 4.6		$ 4.7	$ 3.6